U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.       Name and address of issuer:

                  T. Rowe Price Summit Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

2.       The name of each series or class of securities for which this
                  Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

                  T. Rowe Price Summit Limited-Term Bond Fund

3.       Investment Company Act File Number:  811-7093
         Securities Act File Number:  33-50319

4a.      Last day of fiscal year for which this Form is filed:

                  October 31, 2000

4b.      /X/  Check box if this Form is being filed
                  late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2.)

                  Note:  If the Form is being filed late,
                  interest must be paid on the registration fee due.

4c.      /x/  Check box if this is the last time the
                  issuer will be filing the Form.

5.       Calculation of registration fee:

   (i)      Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                       $12,970,912

   (ii)     Aggregate price of securities redeemed
            or repurchased during the fiscal year:      $65,656,528

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission:                                   $     -0-

   (iv)     Total available redemption credits
            [add items 5(ii) and 5(iii)]:                          -$65,656,528

   (v)      Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv) from
            Item 5(i):                                                     $-0-

   (vi)     Redemption credits available for use in future
            years - if Item 5(I)is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(I)]:                         ($0)

   (vii)    Multiplier for determining registration fee (See
            Instruction C.9:                                          x .000250

   (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is
             due):                                                         $-0-

6.       Prepaid Shares

                 If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                 -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due - if this Form is being
         filed more than 90 days after the end
         of the issuer"s fiscal year (see
         Instruction D):                                            +$    -0-

8.       Total of the amount of the registration
         fee due plus any interest due [line 5(viii)
         plus line 7]:                                                   $-0-

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository:

         Method of delivery:

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         August 8, 2001